Expense Example {- Fidelity® Growth & Income Portfolio} - 07.31 Fidelity Growth & Income Portfolio Retail PRO-05 - Fidelity® Growth & Income Portfolio - Fidelity® Growth & Income Portfolio	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762